Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2012
Business And Credit Concentrations [Abstract]
Amount Due From Customers, Percent of Outstanding Accounts Receivable

Percentage of accounts receivable outstanding (%)
December 31, 2012
Eternal Electronic Material (Guangzhou) Co., Ltd.	29.5%
Kurz Production (M) SDN BHD MY	11.7%
Celplast Metallized Products Limited	10.6%
Leonhard Kurz Stiftung & Co. KG	10.4%

Percentage of accounts receivable outstanding (%)
December 31, 2011
Eternal Electronic Material (Guangzhou) Co., Ltd.	24.4%
Eternal Photoelectronic Materials (Guangzhou) Co., Ltd.	12.6%
Celplast Metallized Products Limited	11.9%

Percentage of Total Purchases From Vendors

The following are the vendors that supplied10% or more of our raw materials for each of the year ended December 31, 2012, 2011 and 2010:

		Percentage of total purchases (%)
Supplier	Item	2012	2011	2010
Sinopec Yizheng Chemical Fibre Company Limited	PET resin and Additives	36.4	43.8	42.4
Mahongany Joy Investment Ltd	PET resin	9.5	11.1	11.1
Jiangyin Huaxing Compound Co., Ltd.	PET resin	16.5	11.1	11.6

Note: To our knowledge, Mahogany Joy Investments and Jiangying Huaxing Compound are related companies.